PROPERTY,PLANT AND EQUIPMENT (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Cost	522.8	498.7
Accumulated depreciation, amortization and impairment	143.5	86.5
Net book value	379.3	412.2	611.6	614.1
Buildings and Land [Member] | Specialty Printing Papers and Newsprint [Member]
Cost	68.2	67.7
Accumulated depreciation, amortization and impairment	10.9	8.1
Net book value	57.3	59.6
Buildings and Land [Member] | Pulp [Member]
Cost	10.9	10.9
Accumulated depreciation, amortization and impairment	0.6	0.2
Net book value	10.3	10.7
Machinery and Equipment [Member] | Specialty Printing Papers and Newsprint [Member]
Cost	428.1	410.1
Accumulated depreciation, amortization and impairment	129.5	77.1
Net book value	298.6	333.0
Machinery and Equipment [Member] | Pulp [Member]
Cost	15.6	10.0
Accumulated depreciation, amortization and impairment	2.5	1.1
Net book value	13.1	8.9